Offerings - Offering: 1	Nov. 21, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	ESUP Deferred Compensation Obligations (including Participant and Company Contributions into Diversified Investment Accounts; Stock Units convertible into Common Stock, par value $.01 per share; and Common Stock, par value $.01 per share)
Amount Registered	20,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 20,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,062
Offering Note
(1)
The ESUP Deferred Compensation Obligations are unsecured obligations of Leggett & Platt, Incorporated to pay deferred compensation in the future in accordance with the terms of the Leggett & Platt, Incorporated 2005 Executive Stock Unit Program, as amended and restated effective January 1, 2023, including (i) Participant and Company Contributions into Diversified Investment Accounts and (ii) Company Contributions into Stock Accounts which are used to acquire Stock Units that are convertible into Common Stock. The Stock Units and the underlying shares of Common Stock have been registered, and the appropriate registration fee paid, pursuant to the Registration Statements on Form
S-8
(File Nos.
333-203992
and
333-181432)
relating to the Leggett & Platt, Incorporated Flexible Stock Plan. As a result, no additional registration fee is required to be paid on the Stock Units and shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. Rule 457(o) permits the registration fee to be calculated on the basis of the maximum aggregate offering price of all securities listed and, therefore, the table does not specify by each class information as to the amount to be registered or the proposed maximum offering price per unit.

(3)
Pursuant to Rule 416 of the Securities Act of 1933, as amended, this Registration Statement also covers such additional Stock Units and shares of Common Stock, as may be issuable pursuant to the anti-dilution provisions of the 2005 Executive Stock Unit Program and the Flexible Stock Plan, under which Stock Units and shares of Common Stock may be issued, in order to prevent dilution resulting from stock dividends, stock splits, recapitalizations or other similar transactions.